CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Cost of revenues [Member] USD ($)	Dec. 31, 2014 Cost of revenues [Member] CNY	Dec. 31, 2013 Cost of revenues [Member] CNY	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2014 Research and development expenses [Member] USD ($)	Dec. 31, 2014 Research and development expenses [Member] CNY	Dec. 31, 2013 Research and development expenses [Member] CNY	Dec. 31, 2012 Research and development expenses [Member] CNY	Dec. 31, 2014 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2014 Sales and marketing expenses [Member] CNY	Dec. 31, 2013 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2014 General and administrative expenses [Member] USD ($)	Dec. 31, 2014 General and administrative expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] CNY
Cost of revenues [Line Items]
Share-based compensation	$ 2,907	18,037	9,860	8,407	$ 8,726	54,141	39,587	35,441	$ 452	2,807	1,318	884	$ 9,613	59,647	66,331	55,619